Finance income and costs	3 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Finance income and costs
Finance income and costs

	For the three months ended March 31,
	2018	2017
	€m	€m
Finance income
Interest income	0.1	0.2
Gain on derivatives	5.0	0.5
Net foreign exchange gains arising on retranslation of financial assets and liabilities	1.1	0.9
Total finance income	6.2	1.6
Interest expense (a)	(11.0)	(15.3)
Net pension interest costs	(0.9)	(0.9)
Amortization of borrowing costs	(0.1)	(1.2)
Interest on unwinding discounted items	(0.3)	(0.3)
Total finance costs	(12.3)	(17.7)
Net finance costs	(6.1)	(16.1)
(a) Interest expense is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.